Commitments and contingencies (Narrative) (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Additional Payments upon the occurrence of certain events such as change of control		$ 4,728
Legal proceedings provision			$ 314		$ 928
Percentage of royalty	7.50%	7.50%
Maracas Menchen Mine [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining amounts due related to goods not received or services not rendered			10,576
Maracas Menchen Mine [Member] | Supply Agreement [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total amount of claimed	R$ 9,900	$ 1,774
Legal proceedings provision	1,281		230	R$ 1,281	$ 247
Maracas Menchen Mine [Member] | Supply Agreement [Member] | Vanadio De Maracas Sa [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Amount of counterclaim	10,700	1,917
Maracas Menchen Mine [Member] | Labour Matters [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total amount of claimed	3,538	681
Amount of provision	R$ 469	$ 84
Between April 30 2022 And December 31 2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease			369
Minimum rental commitments remaining under other short-term leases			3
Due within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum commitments under agreements			3,152
Due within one year [Member] | Between April 30 2022 And December 31 2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rental commitments remaining under lease			$ 226